Cash and Cash Equivalents and Marketable Securities - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents1 [Line Items]
Cash at bank and in hand	$ 1,570	$ 591
Total short-term financial investments	20,949	20,614
Total cash and cash equivalents	22,519	21,205	$ 25,058	$ 16,655
Brazil [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments	1,193	1,311
Brazil [member] | Interbank deposit rate investment funds and other short-term deposits [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments	1,176	1,180
Brazil [member] | Other investment funds [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments	17	131
Foreign countries [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments	19,756	19,303
Foreign countries [member] | Time deposits [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments	6,237	3,085
Foreign countries [member] | Automatic investing accounts and interest checking accounts [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments	11,287	9,780
Foreign countries [member] | US Treasury Bills [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments		5,217
Foreign countries [member] | Other financial investments [member]
Cash and cash equivalents1 [Line Items]
Short-term financial investments	$ 2,232	$ 1,221